INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 15, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Income Taxes [Abstract]
Change in fair value of net investment hedges	$ 3	$ 0
Remeasurements of defined benefit asset or liability	(5)	(11)
Deferred tax items recovered directly in equity	(2)	(11)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,246	2,754		$ 514		$ 2,603
Unrecognized deferred tax asset	27	21
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(450)	(385)				$ (275)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1.2		$ 1.1
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 42	$ 42